RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of related party transactions

		December 31,
	Notes	2023	2024	2025
		US$’000	US$’000	US$’000
Interest income receivable from a related party	(i)	88	384	384
Directors’ remuneration	(ii)	150	155	156
Director’s fee of the subsidiary	(iii)	125	117	125
Directors’ fees of the Company	(iv)	9	54	54
Related party remuneration	(v)	138	139	131
Rental expense paid to a related party	(vi)	40	40	41
Overseas office expense payable to a related party	(vii)	312	315	307
Interest payable to a related party	(viii)	75	110	110
Sales with a related party	(ix)	1,785	5,256	35,522